Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Schedule of Other Non-Current Liabilities

	As at June 30,	As at December 31,
(€’000)	2023	2022

Onerous contracts - non-current liabilities	85	124
Other non-current liabilities	132	134

Total Other non-current liabilities	217	258